Segment and Geographical Information	12 Months Ended
Dec. 31, 2012
Segment and Geographical Information
Segment and Geographical Information

The Company produces gold as its primary product and does not have distinct divisional segments in terms of principal business activity, but manages its business on the basis of different geographic segments. This information is consistent with the information used by the Company's Chief Operating Decision Maker, defined as the Executive Committee, in evaluating operating performance of, and making resource allocation decisions.

	Year ended December 31
		2012		2011		2010
		$		$		$
Revenues
Revenues from product sales:
South Africa	2,013		2,561		875
Continental Africa	2,609		2,529		1,038
Australasia	426		385		206
Americas	1,656		1,487		571
	6,704		6,962		2,690
Less: Equity method investments included above	(351)		(392)		(331)
Plus: Loss on realized non-hedge derivatives included above	-		-		2,975
Total revenues from product sales	6,353		6,570		5,334

Depreciation and amortization expense
South Africa	318	360	357
Continental Africa	233	223	185
Australasia	36	42	35
Americas	217	173	152
	804	798	729
Less: Equity method investments included above	(10)	(9)	(9)
Total depreciation and amortization expense	794	789	720

	Year ended December 31
	2012	2011	2010
	$	$	$
Segment income/(loss)
South Africa	577	1,021	675
Continental Africa	526	941	493
Australasia	82	38	158
Americas	688	751	508
Other, including Corporate and Non-gold producing subsidiaries	(253)	(192)	(179)
Total segment income	1,620	2,559	1,655

The following are included in segment income/(loss):

Interest revenue
South Africa	21	28	27
Continental Africa	5	14	3
Australasia	3	4	2
Americas	10	4	10
Other, including Corporate and Non-gold producing subsidiaries	4	2	1
Total interest revenue	43	52	43

Interest expense
South Africa	6	5	7
Continental Africa	7	1	7
Australasia	1	-	1
Americas	2	3	3
Other, including Corporate and Non-gold producing subsidiaries	197	169	133
Total interest expense	213	178	151

Equity (loss)/income in associates
South Africa	(2)	(2)	(1)
Continental Africa	66	89	69
Americas	(12)	-	-
Other, including Corporate and Non-gold producing subsidiaries	(75)	(28)	(28)
Total equity (loss)/income in associates	(23)	59	40

Reconciliation of segment income to Net income - attributable to AngloGold Ashanti
Segment total	1,620	2,559	1,655
Exploration costs	(388)	(279)	(206)
General and administrative expenses	(299)	(287)	(228)
Market development costs	(10)	(9)	(14)
Non-hedge derivative gain/(loss) and movement on bonds	265	196	(786)
Taxation expense	(340)	(705)	(255)
Noncontrolling interests	(19)	(50)	(54)
Net income - attributable to AngloGold Ashanti	829	1,425	112

		Year ended December 31
			2012		2011		2010
			$		$		$

	Segment assets
	South Africa(1)(2)	3,570		2,974		3,370
	Continental Africa	4,752		4,365		4,093
	Australasia	1,007		714		534
	Americas	2,894		2,527		2,170
	Other, including Corporate, and Non-gold producing subsidiaries	879		605		221
	Total segment assets	13,102		11,185		10,388

(1)	Includes the following which have been classified as assets held for sale:

	Rand Refinery Limited	-		1		1
	ISS International Limited	-		-		15

	On December 3, 2012, the Company disposed of a 5 percent stake in Rand Refinery Limited reducing its shareholding to 48.03 percent.
	ISS International Limited was classified as held for sale in 2010. The sale was concluded effective February 28, 2011.

(2)	Includes the assets of First Uranium (Pty) Limited acquired on July 20, 2012.

Expenditure for additions to long-lived assets
South Africa	619	549	430
Continental Africa	712	418	232
Australasia	355	102	40
Americas	382	452	309
Other, including Corporate and Non-gold producing subsidiaries	86	6	4
	2,154	1,527	1,015
Less: Equity method investments included above	(303)	(88)	(42)
Total expenditure for additions to long-lived assets	1,851	1,439	973

Geographical area data
Total revenues
South Africa	2,056	2,596	899
Continental Africa	2,617	2,529	1,043
Australasia	430	389	208
Americas	1,658	1,499	573
Other, including Corporate and Non-gold producing subsidiaries	20	17	37
	6,781	7,030	2,760
Less: Equity method investments included above	(353)	(388)	(333)
Plus: Loss on realized non-hedge derivatives included above	-	-	2,975
Total revenues	6,428	6,642	5,402

Long-lived assets by area
South Africa	3,164	2,360	2,701
Continental Africa	3,747	3,544	3,437
Australasia	786	441	373
Americas	2,316	2,088	1,808
Other, including Corporate and Non-gold producing subsidiaries	299	121	72
Total long-lived assets	10,312	8,554	8,391

		Year ended December 31
			2012		2011		2010
			$		$		$

	Entity-wide disclosures

	Revenues(1)
	South Africa	2,013		2,561		2,207
	Ghana	772		802		566
	Tanzania	906		753
	Brazil	851		767		599

(1)	Material revenues are attributed to countries based on location of production.

	Long-lived assets(2)
	South Africa	2,913		2,151		2,458
	Ghana	1,921		2,034		1,924
	United States of America	917		810		719
	Brazil	988		950		768

(2)	Material long-lived assets excluding goodwill and other intangibles, financial instruments and deferred taxation assets.